Note 16 - Cash and Cash Equivalents	12 Months Ended
Mar. 31, 2018
Statement Line Items [Line Items]
Disclosure of cash and cash equivalents [text block]
16.
         Cash and cash equivalents

(US dollars in thousands)	2018	2017	2016
Cash at bank and in hand	1,939	10,970	28

The credit ratings of the counterparties with which cash was held are detailed in the table below.

(US dollars in thousands)	2018	2017	2016
A-1+	830	2,341	-
A-1	969	8,161	-
A-2	140	468	-
Total	1,939	10,970	-